Document And Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2018
Entity Registrant Name	ELTEK LTD
Entity Central Index Key	0001024672
Current Fiscal Year End Date	--12-31